PRINCIPAL ACCOUNTING POLICIES (Details 5)					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Oct. 31, 2013 Zhong'an Online	Dec. 31, 2014 Keystone CNY	Dec. 31, 2013 Keystone	Nov. 30, 2014 Skyseas CNY
Investment transaction disclosures
Percentage of equity interest purchased aggregate				5.00%		4.00%	35.00%
Cash received from dividends					39,000,000
Notes, Loans and Financing Receivable, Net, Noncurrent	$ 31,085,314	192,871,939	178,584,102				80,000,000